Reinhart Genesis PMV Fund

Schedule of Investments
February 28, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 96.8%
Consumer Discretionary - 11.8%
Bloomin' Brands	161,460	$4,010,666
Carter's	28,750	2,399,763
frontdoor *	42,000	2,199,540
Gentex	47,430	1,678,073
Grand Canyon Education *	48,900	5,119,341
Thor Industries	37,680	4,410,821
		19,818,204
Financials # - 25.4%
1st Source	32,860	1,457,998
Air Lease	107,980	4,951,963
First American Financial	84,000	4,413,360
First Citizens BancShares, Class A	7,430	5,482,523
First Hawaiian	218,490	6,093,686
International Bancshares	70,520	3,073,261
LPL Financial Holdings	43,000	5,656,220
White Mountains Insurance Group	5,350	6,393,571
Wintrust Financial	73,100	5,384,546
		42,907,128
Health Care - 9.9%
Encompass Health	61,920	4,980,845
Lantheus Holdings *	62,000	1,158,160
Premier, Class A	170,310	5,759,884
Syneos Health *	62,000	4,795,700
		16,694,589
Industrials - 21.4%
Aerojet Rocketdyne Holdings	119,277	6,115,332
AMERCO	12,043	6,921,353
EMCOR Group	44,800	4,362,176
GMS *	111,880	4,094,808
Insperity	85,830	7,613,121
Maxar Technologies	111,526	5,336,519
TriNet Group *	20,000	1,605,400
		36,048,709
Information Technology - 10.5%
ACI Worldwide *	149,000	5,700,740
ASGN *	37,900	3,523,563
Change Healthcare *	211,000	4,825,570
MAXIMUS	45,000	3,657,600
		17,707,473
Real Estate - 16.2%
Alexander & Baldwin - REIT	313,836	5,482,715
Extended Stay America	451,620	7,266,566
Life Storage - REIT	17,365	1,456,923
Marcus & Millichap *	139,060	5,266,202
Rayonier - REIT	84,000	2,741,760
Ryman Hospitality Properties - REIT	66,940	5,173,793
		27,387,959
Utilities - 1.6%
Southwest Gas Holdings	42,000	2,618,700

TOTAL COMMON STOCKS
(Cost $123,695,250)		163,182,762

SHORT-TERM INVESTMENT - 5.5%
First American Treasury Obligations Fund, Class X, 0.03% ^
(Cost $9,330,110)	9,330,110	9,330,110

Total Investments - 102.3%
(Cost $133,025,360)		172,512,872
Other Assets and Liabilities, Net - (2.3)%		(3,934,736)
Total Net Assets - 100.0%		$168,578,136

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of February 28, 2021.
# As of February 28, 2021, the Fund had a significant portion of its assets invested in the financials sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$163,182,762	$-	$-	$163,182,762
Short-Term Investment	9,330,110	-	-	9,330,110
Total Investments	$172,512,872	$-	$-	$172,512,872

Refer to Schedule of Investments for further information on the classification of investments.